INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total	$ 48,545	$ 268,061
Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	128	1,156
Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total	48,545	268,023
From 1 Day And Less Than 3 Months [Member] | Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	128	1,118
From 1 Day And Less Than 3 Months [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total		38
More Than 3 Months To 1 Year [Member] | Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		38
More Than 3 Months To 1 Year [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member] | Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
More Than 1 Year [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Time Deposits In Chilean Financial Institutions [Member] | Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	128	1,156
Time Deposits In Chilean Financial Institutions [Member] | From 1 Day And Less Than 3 Months [Member] | Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	128	1,118
Time Deposits In Chilean Financial Institutions [Member] | More Than 3 Months To 1 Year [Member] | Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		38
Time Deposits In Chilean Financial Institutions [Member] | More Than 1 Year [Member] | Other Domestic Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Securities From Government Or Foreign Central Banks [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
Securities From Government Or Foreign Central Banks [Member] | From 1 Day And Less Than 3 Months [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
Securities From Government Or Foreign Central Banks [Member] | More Than 3 Months To 1 Year [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Securities From Government Or Foreign Central Banks [Member] | More Than 1 Year [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	48,417	241,995
Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total	48,417	241,995
Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total	48,307
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total	48,307
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	110	241,995
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | From 1 Day And Less Than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total	110	241,995
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | More Than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total